[PHOTO OMITTED]

                        Semiannual Report March 31, 2002
Oppenheimer
Limited-Term
Government Fund


[LOGO OMITTED]
OPPENHEIMERFUNDS[R]
The Right Way to Invest

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------


    Contents

 1  Letter to Shareholders

 3  An Interview
    with Your Fund's
    Management Team

 7  Financial Statements

29  Officers and Trustees



FUND OBJECTIVE
Oppenheimer Limited-Term Government Fund seeks high current return and safety of principal.



----------------------------------------
CUMULATIVE TOTAL RETURNS*
          For the 6-Month Period
          Ended 3/31/02

          Without      With
          Sales Chg.   Sales Chg.
----------------------------------------
Class A   1.21%        -2.33%
----------------------------------------
Class B   0.74         -3.22
----------------------------------------
Class C   0.84         -0.15
----------------------------------------
Class N   1.11          0.12
----------------------------------------
Class Y   1.31


AVERAGE ANNUAL TOTAL RETURNS*
          For the 1-Year Period
          Ended 3/31/02

          Without      With
          Sales Chg.   Sales Chg.
----------------------------------------
Class A   5.49%         1.80%
----------------------------------------
Class B   4.61          0.61
----------------------------------------
Class C   4.61          3.61
----------------------------------------
Class N   5.27          4.27
----------------------------------------
Class Y   5.68
----------------------------------------


  SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 *SEE NOTES PAGE 6 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


Dear Shareholder,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.
   For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
   The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
   While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.

[PHOTO OF JAMES C. SWAIN OMITTED]
JAMES C. SWAIN
Chairman
Oppenheimer
Limited-Term Government Fund

[PHOTO OF JOHN V. MURPHY OMITTED]
JOHN V. MURPHY
President
Oppenheimer
Limited-Term Government Fund



1      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

   Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.
   This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
   In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
   We thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of THE RIGHT WAY TO INVEST.

Sincerely,

/S/SIGNATURE                 /S/SIGNATURE
James C. Swain               John V. Murphy
April 19, 2002

THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.




2      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

AN INTERVIEW WITH YOUR FUND'S MANAGEMENT TEAM
--------------------------------------------------------------------------------


Q. HOW DID OPPENHEIMER LIMITED-TERM GOVERNMENT FUND PERFORM FOR THE FIRST SIX MONTHS OF ITS FISCAL YEAR?
A. We are pleased with the Fund's performance for the six-month period that ended March 31, 2002. What makes these results especially rewarding is the fact that on a relative basis, "defensive" funds such as Oppenheimer Limited-Term Government Fund are typically less likely to perform well in a rallying market environment such as we've seen during the fourth quarter of 2001 and the first few months of this year.

WHAT FACTORS INFLUENCED PERFORMANCE DURING THE PERIOD?
We believe our active management of the Fund's portfolio in response to changing market and economic conditions, as well as our strict attention to the Fund's investment objectives, were the primary determinants of our favorable performance. For example, at the beginning of the reporting period, we responded to the Federal Reserve Board's (the Fed's) ongoing easing bias and its aggressive series of short-term interest rate reductions by underweighting the portfolio's exposure to mortgage-related securities. At the same time, we increased our allocation to Treasuries. Because prepayment risk in relation to mortgages generally rises as interest rates fall, we believed it prudent to trim our exposure to these non-Treasury, or "spread" products, accordingly.
   Then, after the events of September 11, investors engaged in an overall "flight to quality" that helped the Treasury yield curve steepen. As a result, Treasury securities--which we had overweighted in the portfolio at that time--enjoyed price appreciation, thereby harvesting gains for the portfolio. At the same time, virtually all spread products suffered. Since bond prices generally move in the opposite direction of their yields, the yields on many mortgage-related securities rose. This supported our continuous focus on increasing the income potential of the Fund, while our choices in terms of the Fund's composition and weightings helped buffer us from losses.

--------------------------------------------------------------------------------
A SPREAD PRODUCT ESSENTIALLY IS AN INVESTMENT THAT PAYS A HIGHER YIELD THAN TREASURIES, BUT CARRIES GREATER RISK.
--------------------------------------------------------------------------------



3      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

AN INTERVIEW WITH YOUR FUND'S MANAGEMENT TEAM
--------------------------------------------------------------------------------

   We then took the opportunity to adjust the portfolio's weightings and selectively add to our mortgage position. We believed it was an ideal time to do so, with prices on many of these securities at historic lows and their yields extremely attractive relative to Treasury yields of comparative maturities.
   Not long after we did this, investor sentiment changed as more evidence pointed to an economic recovery. Many began to seek more favorable yields than what Treasuries were offering, and became more comfortable with assuming slightly more risk in their portfolios. As a result, mortgages rallied, and the Fund's portfolio benefited from its mortgage-backed holdings at that time.

WHY DO YOU CURRENTLY FAVOR FNMA, OR "FANNIE MAE," MORTGAGE SECURITIES OVER OTHER MORTGAGE-RELATED PRODUCTS?
While "Fannie Mae" and "Freddie Mac" (FNMA and FHLMC) securities are largely interchangeable, Fannie Maes are perhaps the most liquid of all mortgage-related securities due to their high credit quality. And, although we do not "time the market" in actively managing the Fund's portfolio, we attempt to keep the liquidity of the portfolio high in order to adjust positions strategically when necessary.
   Additionally, Fannie Maes offered a slight yield advantage over the past few months compared to some other mortgages, while permitting us to maintain the high credit quality of the portfolio.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?
We are convinced the Fed's easing bias has likely reached its bottom, making any further rate cuts highly unlikely. Currently, investors are more concerned with when, or how soon, the Fed will begin raising rates, and by how much. Therefore, we anticipate higher interest rates by the end of 2002, largely due to coming off a period of extremely aggressive easing by the Fed--perhaps the most aggressive in history.

----------------------------------------
AVERAGE ANNUAL
TOTAL RETURNS
WITH SALES CHARGE

For the Periods Ended 3/31/02(1)

Class A
1-Year  5-Year 10-Year
----------------------------------------
1.80%   5.37%  5.79%

Class B        Since
1-Year  5-Year Inception
----------------------------------------
0.61%   5.15%  5.15%

Class C        Since
1-Year  5-Year Inception
----------------------------------------
3.61%   5.32%  5.48%

Class N        Since
1-Year  5-Year Inception
----------------------------------------
4.27%   N/A    4.51%

Class Y        Since
1-Year  5-Year Inception
----------------------------------------
5.68%   N/A    5.88%

----------------------------------------
STANDARDIZED YIELDS

For the 30 Days Ended 3/31/02(2)
----------------------------------------
Class A        4.74%
----------------------------------------
Class B        4.15
----------------------------------------
Class C        4.15
----------------------------------------
Class N        4.65
----------------------------------------
Class Y        5.32
----------------------------------------


1. See Notes page 6 for further details.
2. Standardized yield is based on net investment income for the 30-day period ended March 31, 2002. Falling share prices will tend to artificially raise yields.



4      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

   In addition, we believe that current concerns over corporate balance sheets and the overall scrutiny of the stock market could cause a "bear flattener" of the Treasury yield curve over the next three months or so, wherein the demand for short- and intermediate-term Treasury securities could surge.

HOW ARE YOU POSITIONING THE FUND IN LIGHT OF YOUR OUTLOOK?
While we plan to maintain our emphasis on non-Treasury securities, particularly mortgage-backed securities, we will likely add more agency debentures to the portfolio's spread product component. Agency debt typically offers more favorable yield versus Treasuries, yet don't carry the prepayment risk mortgage-backed securities do.
   As always, we intend to adhere to our strategy of actively managing the portfolio's unique mix of Treasuries and spread products. Our goal remains steadfast: to provide investors with the opportunity to enjoy not only a fairly stable net asset value, but also the potential for attractive yield plus total return over the long term. We believe that this approach, coupled with our strict adherence to a disciplined investment process, is what makes Oppenheimer Limited-Term Government Fund part of THE RIGHT WAY TO INVEST.


TOP FIVE HOLDINGS BY ISSUER(4)
-------------------------------------------------------------
Federal National Mortgage Assn.                         36.5%
-------------------------------------------------------------
U.S. Treasury                                           36.4
-------------------------------------------------------------
Federal Home Loan Mortgage Corp.                        15.3
-------------------------------------------------------------
Repurchase Agreement                                     5.0
-------------------------------------------------------------
Government National Mortgage Assn.                       4.6
-------------------------------------------------------------


--------------------------
CREDIT ALLOCATION(3)

   [PIE CHART OMITTED]

o U.S. Agency     50.9%
o U.S Treasury    30.5
o AAA             13.6
o Other
   Securities      5.0
--------------------------

3. Portfolio is subject to change. Percentages are as of March 31, 2002, and subject to change, and dollar-weighted based on total market value of investments. While the Fund seeks to maintain an average effective maturity of 3-years, the Fund may invest in securities of any maturity, including those issued by federally chartered mortgage companies whose interest and principal repayments are not guaranteed by the U.S. Government. U.S. Treasury securities are not rated but are deemed to have the highest rating equivalency.
4. Portfolio is subject to change. Percentages are as of March 31, 2002, and are based on total market value of investments.



5      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES
--------------------------------------------------------------------------------


 IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

 Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

 CLASS A shares of the Fund were first publicly offered on 3/10/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%. The Fund's maximum sales charge for Class A shares was lower prior to 2/23/94, so actual performance may have been higher.

 CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

 CLASS C shares of the Fund were first publicly offered on 2/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

 CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

 CLASS Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

 An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



6      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  March 31, 2002 / Unaudited
------------------------------------------------------------------------------------

                                                           PRINCIPAL   MARKET VALUE
                                                              AMOUNT     SEE NOTE 1
====================================================================================
 MORTGAGE-BACKED OBLIGATIONS--46.2%
------------------------------------------------------------------------------------
 GOVERNMENT AGENCY--46.2%
------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED--40.7%
------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp. -Government National
 Mortgage Assn., Gtd. Multiclass Mtg. Participation
 Certificates, Series 28, Cl. PG, 6.875%, 2/25/23        $ 5,500,000   $  5,628,865
------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg.
 Participation Certificates:
 9.25%, 11/1/08                                              151,673        162,824
 10%, 12/25/10 - 8/1/21                                    2,173,902      2,411,441
 11%, 11/1/20                                              1,098,366      1,266,690
 11.50%, 2/1/16                                               26,262         30,052
 12%, 6/1/15                                                 429,459        493,435
------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg.
 Pass-Through Certificates:
 7.50%, 2/1/32                                             4,989,772      5,178,085
 8.50%, 3/1/31                                            11,584,361     12,320,199
 11.50%, 6/1/20                                              300,933        346,859
 11.75%, 1/1/16 - 4/1/19                                     576,885        660,251
 12.50%, 7/1/19                                              748,254        862,317
 13%, 8/1/15                                                 907,915      1,050,439
 Series 151, Cl. F, 9%, 5/15/21                              673,869        708,614
------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
 Investment Conduit Multiclass Pass-Through Certificates,
 Series 2298, Cl. PC, 6.50%, 10/15/26                      5,000,000      5,107,800
------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
 Investment Conduit Multiclass Pass-Through Certificates:
 Series 1541, Cl. H, 7%, 10/15/22                          6,500,000      6,697,015
 Series 1625, Cl. G, 5.75%, 1/15/08                        1,427,935      1,434,617
 Series 2228, Cl. PQ, 7.50%, 8/15/25                       6,589,689      6,678,188
 Series 2312, Cl. PH, 6.50%, 12/15/27                      9,000,000      9,120,870
 Series 2315, Cl. CM, 6.50%, 1/15/25                       7,000,000      7,150,920
 Series 2316, Cl. PD, 6%, 11/15/20                        19,194,948     19,608,791
 Series 2358, Cl. PA, 6%, 6/15/11                         12,500,000     12,773,375
 Series 2359, Cl. PA, 6%, 8/15/10                         11,800,000     12,194,474
 Series 2410, Cl. NE, 6.50%, 9/15/30                       7,850,000      7,771,500
 Series 2420, Cl. BC, 6.50%, 7/15/26                      15,000,000     15,460,485
 Series 2430, Cl. OB, 6%, 10/15/26                        23,900,000     23,907,469
------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Interest-Only Stripped
 Mtg.-Backed Security:
 Series 164, Cl. A, 5.747%, 3/1/24(1)                      7,558,364      2,144,686
 Series 192, Cl. IO, 6.533%, 2/1/28(1)                    33,050,693      8,236,852
 Series 194, Cl. IO, 6.50%, 4/1/28(1)                     13,875,293      3,696,465
 Series 197, Cl. IO, 9.948%, 4/1/28(1)                    25,196,045      6,952,534
 Series 199, Cl. IO, 6.748%, 8/1/28(1)                    41,762,099     11,360,596
 Series 202, Cl. IO, 10.186%, 4/1/29(1)                    6,420,758      1,725,579
 Series 203, Cl. IO, 6.796%, 6/15/29(1)                   35,293,375      9,854,572
 Series 206, Cl. IO, 4.788%, 12/15/29(1)                   5,268,908      1,182,211
 Series 207, Cl. IO, 2.506%, 6/1/30(1)                     6,439,280      1,466,948
 Series 207, Cl. IO, 6.813%, 4/15/30(1)                    7,588,421      1,693,166
 Series 212, Cl. IO, 10.946%, 5/1/31(1)                   11,623,075      3,437,888
 Series 214, Cl. IO, 8.348%, 6/1/31(1)                    31,546,425      9,385,062



7      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS   Unaudited/Continued
------------------------------------------------------------------------------------

                                                           PRINCIPAL   MARKET VALUE
                                                              AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED Continued
 Series 2367, Cl. MI, 13.784%, 1/15/22(1)                $ 9,406,436   $  1,263,990
 Series 2403, Cl. QI, 13.664%, 1/15/22(1)                 12,000,000      1,803,750
------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Real Estate
 Mtg. Investment Conduit Interest-Only Multiclass
 Certificates:
 Series 2370, Cl. PI, 9.638%, 6/15/20(1)                   9,140,883      1,131,184
 Series 2410, Cl. PI, 12.979%, 2/15/26(1)                 19,897,246      2,648,821
------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 6%, 4/25/32(2)                                          155,000,000    150,156,250
 6.50%, 4/1/32 - 5/25/32(2)                              185,000,000    183,759,700
 6.50%, 1/1/29 - 5/1/31                                   78,983,527     78,781,621
 7%, 7/1/13 - 4/1/30                                      36,478,957     37,380,926
 7.50%, 10/1/29 - 1/1/30                                   9,657,660     10,016,636
 8%, 1/1/23                                                   73,393         78,166
 9%, 8/1/19                                                  121,140        132,369
 9.50%, 11/1/21                                               97,013        106,194
 10.50%, 12/1/14                                             491,612        516,576
 11%, 11/1/15 - 7/20/19                                    6,270,584      7,111,693
 11.25%, 6/1/14 - 2/15/16                                    866,245        997,076
 11.50%, 7/15/19 - 11/17/20                                2,337,381      2,660,663
 11.75%, 7/1/11 - 10/1/14                                     62,070         70,821
 12%, 1/1/16 - 8/1/16                                      1,882,892      2,151,071
 12.50%, 8/1/15 - 12/1/15                                    741,525        869,836
 13%, 6/1/15 - 8/1/26                                      1,614,264      1,915,594
------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Grantor Trust,
 Commercial Mtg. Obligations, Trust 2001-T6, Cl. B,
 6.088%, 5/25/11                                          10,125,000     10,059,289
------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized
 Mtg. Obligations:
 Trust 2001-44, Cl. ML, 6.50%, 6/25/29                     5,000,000      4,920,300
 Trust 2001-50, Cl. LD, 6.50%, 5/25/30                    10,000,000      9,809,300
------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized
 Mtg. Obligations, Gtd. Real Estate Mtg. Investment
 Conduit Pass-Through Certificates:
 Trust 1992-34, Cl. G, 8%, 3/25/22                         1,693,885      1,785,982
 Trust 1994-27, Cl. PH, 6.50%, 9/25/22                     4,000,000      4,138,720
------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Real Estate
 Mtg. Investment Conduit Pass-Through Certificates,
 Trust 1991-169, Cl. PK,
 8%, 10/25/21                                                212,941        219,527
------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Real Estate
 Mtg. Investment Conduit Pass-Through Certificates,
 Interest-Only Stripped Mtg.-Backed Security:
 Trust 294, Cl. 2, (11.761)%, 2/1/28(1)                      431,843        107,556
 Trust 299, Cl. 2, 8.37%, 5/1/28(1)                       26,641,075      6,731,034
 Trust 311, Cl. 2, 10.482%, 6/1/30(1)                      4,101,469      1,124,700
 Trust 313, Cl. 2, 7.294%, 6/25/31(1)                     22,739,490      6,679,725
 Trust 1993-138, Cl. JE, 8.091%, 8/25/23(1)                7,000,000      3,528,438
 Trust 2001-T4, Cl. IO, 0.826%, 7/25/28(1,3)              34,444,335        796,525
------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Real Estate
 Mtg. Investment Conduit Pass-Through Certificates,
 Principal-Only, Trust 2000-23, Cl. PK, 1.794%,
 6/25/29(4)                                                5,085,122      3,372,071
------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Stripped Mtg.-
 Backed Security, Trust G, Cl. 2, 11.50%, 3/1/09             632,910        696,992
                                                                     ---------------
                                                                        757,685,230



8      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------
 GNMA/GUARANTEED--5.5%
------------------------------------------------------------------------------------
 Government National Mortgage Assn.:
 6.50%, 1/15/24                                         $  2,184,955 $    2,198,808
 7%, 1/15/28 - 1/20/30                                    44,119,009     45,105,412
 7.50%, 1/15/28 - 9/15/28                                 13,359,316     13,998,648
 8%, 9/15/07 - 10/15/28                                    3,827,547      4,039,171
 8.50%, 9/15/21                                               13,046         14,075
 9.50%, 9/15/17                                               29,817         33,096
 10.50%, 2/15/16 - 7/15/21                                   645,101        738,251
 11%, 10/20/19                                             1,072,838      1,232,787
 11.50%, 1/15/13 - 5/15/13                                   155,558        176,712
 13%, 2/15/11 - 9/15/14                                       21,597         25,282
------------------------------------------------------------------------------------
 Government National Mortgage Assn., Commercial Mtg.
 Obligations, Trust 2002-9, Cl. A, 4.691%, 6/16/16        34,725,846     34,170,233
                                                                     ---------------
                                                                        101,732,475
                                                                     ---------------
 Total Mortgage-Backed Obligations (Cost $851,125,593)                  859,417,705

====================================================================================
 U.S. GOVERNMENT OBLIGATIONS--67.3%
------------------------------------------------------------------------------------
 Federal Home Loan Bank, Unsec. Bonds, 4.625%, 4/15/05    50,000,000     50,026,000
------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp. Unsec. Nts.,
 3.875%, 2/15/05                                          32,700,000     32,174,642
------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 7.25%, 1/15/10                                           22,050,000     24,001,227
 Unsec. Nts., 5.25%, 3/22/07                              25,000,000     24,888,675
------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Unsec. Nts.:
 3.875%, 3/15/05                                          66,300,000     65,126,225
 5%, 1/15/07                                              31,200,000     30,792,996
 5.50%, 2/15/06                                           81,500,000     83,045,810
 6%, 12/15/25                                             18,000,000     18,696,888
 7%, 7/15/05                                              31,000,000     33,180,819
------------------------------------------------------------------------------------
 Freddie Mac, Unsec. Reference Nts., 5.25%, 1/15/06       80,200,000     81,002,000
------------------------------------------------------------------------------------
 U.S. Treasury Bonds:
 5.375%, 2/15/31                                          20,000,000     18,782,820
 6.25%, 5/15/30                                           12,500,000     12,994,637
 8.75%, 5/15/17                                           30,000,000     38,282,820
 9.25%, 2/15/16                                            7,250,000      9,532,902
 STRIPS, 5.90%, 11/15/21(5)                               11,400,000      3,386,997
------------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 3.50%, 11/15/06                                          80,300,000     75,971,348
 3.625%, 3/31/04                                          52,000,000     51,920,525
 5%, 8/15/11                                              15,000,000     14,503,725
 5.50%, 5/31/03                                           77,000,000     79,300,991
 5.625%, 2/15/06 - 5/15/08                                77,300,000     79,504,654
 5.75%, 8/15/03 - 11/15/05                                85,200,000     88,227,119
 5.875%, 11/15/04                                         92,000,000     96,053,796
 6.50%, 8/15/05                                            5,000,000      5,319,730
 6.75%, 5/15/05                                           36,100,000     38,598,806
 7%, 7/15/06(6)                                          108,200,000    117,375,901
 7.50%, 2/15/05(7)                                        34,500,000     37,560,529
 7.875%, 11/15/04(7)                                      37,550,000     41,039,522
                                                                     ---------------
 Total U.S. Government Obligations (Cost $1,249,784,526)              1,251,292,104



9      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  Unaudited/Continued
------------------------------------------------------------------------------------

                                                                       MARKET VALUE
                                       DATE    STRIKE     CONTRACTS      SEE NOTE 1
====================================================================================
 OPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------
 U.S. Treasury Nts. Futures,
 5 yr., 6/19/02 Call(8)
 (Cost $459,766)                    5/24/02       105%          900  $      393,750

                                                          PRINCIPAL
                                                             AMOUNT
====================================================================================
 REPURCHASE AGREEMENTS--5.9%
------------------------------------------------------------------------------------
 Repurchase agreement with Banc One Capital Markets,
 Inc., 1.80%, dated 3/28/02, to be repurchased at
 $110,434,082 on 4/1/02, collateralized by U.S.
 Treasury Nts., 5.375%--6.625%, 6/15/03--5/30/07, with
 a value of $6,952,155 and U.S. Treasury Bills,
 6/27/02--9/26/02, with a value of $105,757,947
  (Cost $110,412,000)                                  $110,412,000     110,412,000
------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $2,211,781,885)            119.4%  2,221,515,559
------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF NET ASSETS                          (19.4)   (361,386,173)
                                                       -----------------------------
 NET ASSETS                                                   100.0% $1,860,129,386
                                                       =============================



FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $86,952,282 or 4.67% of the Fund's net assets as of March 31, 2002.

2. When-issued security to be delivered and settled after March 31, 2002.

3. Identifies issues considered to be illiquid--See Note 7 of Notes to Financial Statements.

4. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                       PRINCIPAL (000S) EXPIRATION EXERCISE   PREMIUM  MARKET VALUE
                         SUBJECT TO PUT       DATE    PRICE  RECEIVED    SEE NOTE 1
-----------------------------------------------------------------------------------
 U.S.Treasury Nts.
 Futures, 5 yr., 6/19/02       $105,000    4/26/02   103.50% $564,281      $574,219

7. Securities with an aggregate market value of $24,421,569 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

8. Non-income producing security.



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



10     OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
-----------------------------------------------------------------------------------


 March 31, 2002
===================================================================================
 ASSETS
-----------------------------------------------------------------------------------
 Investments, at value (cost $2,211,781,885) --  see
 accompanying statement                                             $2,221,515,559
-----------------------------------------------------------------------------------
 Cash                                                                      477,684
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold (including $340,993,056 sold on a when-issued
 basis)                                                                365,974,032
 Interest and principal paydowns                                        20,603,814
 Shares of beneficial interest sold                                     14,568,891
 Daily variation on futures contracts                                    1,688,536
 Other                                                                     130,405
                                                                    ---------------
 Total assets                                                        2,624,958,921
===================================================================================
 LIABILITIES
-----------------------------------------------------------------------------------
 Options written, at value (premiums received $564,281)                    574,219
-----------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $721,910,142 purchased on a
 when-issued basis)                                                    755,916,108
 Shares of beneficial interest redeemed                                  5,087,806
 Dividends                                                               1,586,171
 Distribution and service plan fees                                      1,029,798
 Shareholder reports                                                       350,888
 Transfer and shareholder servicing agent fees                             148,513
 Trustees' compensation                                                      4,421
 Other                                                                     131,611
                                                                    ---------------
 Total liabilities                                                     764,829,535
===================================================================================
 NET ASSETS                                                         $1,860,129,386
                                                                    ===============



===================================================================================
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------
 Paid-in capital                                                    $1,899,792,470
-----------------------------------------------------------------------------------
 Undistributed net investment income                                     3,063,278
-----------------------------------------------------------------------------------
 Accumulated net realized loss on investments                          (53,375,490)
-----------------------------------------------------------------------------------
 Net unrealized appreciation on investments                             10,649,128
                                                                    ---------------
 NET ASSETS                                                         $1,860,129,386
                                                                    ===============



11     OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $913,793,460 and 90,421,888 shares of beneficial interest
 outstanding)                                                             $10.11
 Maximum offering price per share (net asset value plus sales charge
 of 3.50% of offering price)                                              $10.47
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $476,460,518 and 47,160,087 shares of beneficial
 interest outstanding)                                                    $10.10
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $380,170,354 and 37,690,305 shares of beneficial
 interest outstanding)                                                    $10.09
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $7,012,581 and 694,504 shares of beneficial
 interest outstanding)                                                    $10.10
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share
 (based on net assets of $82,692,471 and 8,191,627 shares of
 beneficial interest outstanding)                                         $10.09



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



12     OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended March 31, 2002
================================================================================
 INVESTMENT INCOME
--------------------------------------------------------------------------------
 Interest                                                          $ 49,225,851

================================================================================
 EXPENSES
--------------------------------------------------------------------------------

 Management fees                                                      3,471,370
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                              1,012,428
 Class B                                                              2,273,767
 Class C                                                              1,590,217
 Class N                                                                  9,167
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                640,822
 Class B                                                                346,246
 Class C                                                                242,502
 Class N                                                                  3,007
 Class Y                                                                  5,200
--------------------------------------------------------------------------------
 Shareholder reports                                                    452,146
--------------------------------------------------------------------------------
 Trustees' compensation                                                  32,772
--------------------------------------------------------------------------------
 Custodian fees and expenses                                             23,931
--------------------------------------------------------------------------------
 Accounting service fees                                                  6,000
--------------------------------------------------------------------------------
 Other                                                                  189,993
                                                                   -------------
 Total expenses                                                      10,299,568
 Less reduction to custodian expenses                                    (7,519)
                                                                   -------------
 Net expenses                                                        10,292,049

================================================================================
 NET INVESTMENT INCOME                                               38,933,802

================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments (including premiums on options exercised)                1,599,461
 Closing of futures contracts                                         6,981,679
 Closing and expiration of option contracts written                     (12,217)
                                                                   -------------
 Net realized gain                                                    8,568,923

--------------------------------------------------------------------------------
 Net change in unrealized depreciation on investments               (31,695,979)
                                                                   -------------
 Net realized and unrealized loss                                   (23,127,056)

================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 15,806,746
                                                                   =============




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



13     OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS           YEAR
                                                               ENDED          ENDED
                                                      MARCH 31, 2002  SEPTEMBER 30,
                                                         (UNAUDITED)           2001
====================================================================================
 OPERATIONS
------------------------------------------------------------------------------------
 Net investment income                                $   38,933,802 $   57,883,225
------------------------------------------------------------------------------------
 Net realized gain                                         8,568,923      5,797,194
------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)    (31,695,979)    40,628,118
                                                      ------------------------------
 Net increase in net assets resulting from operations     15,806,746    104,308,537

====================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                 (19,331,435)   (39,312,036)
 Class B                                                  (8,657,273)   (17,580,012)
 Class C                                                  (6,007,819)    (9,464,613)
 Class N                                                     (82,261)       (18,973)
 Class Y                                                  (1,459,723)    (1,314,617)

====================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Class A                                                 137,500,678    138,670,268
 Class B                                                  56,609,837     84,902,984
 Class C                                                 135,584,901     74,153,988
 Class N                                                   5,145,337      1,893,354
 Class Y                                                  40,935,394     35,409,885

====================================================================================
 NET ASSETS
------------------------------------------------------------------------------------

 Total increase                                          356,044,382    371,648,765
------------------------------------------------------------------------------------
 Beginning of period                                   1,504,085,004  1,132,436,239
                                                      ------------------------------
 End of period [including undistributed
 (overdistributed) net investment income
 of $3,063,278 and $(332,013), respectively]          $1,860,129,386 $1,504,085,004
                                                      ==============================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



14     OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        SIX MONTHS                                         YEAR
                                             ENDED                                        ENDED
                                    MARCH 31, 2002                                    SEPT. 30,
 CLASS A                               (UNAUDITED)     2001     2000     1999     1998     1997
================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
 Net asset value, beginning of period     $  10.22 $   9.93 $  10.03 $  10.37 $  10.30 $  10.26
------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                         .25     .50(1)    .64      .63      .67      .73
 Net realized and unrealized gain (loss)      (.13)    .37(1)   (.13)    (.35)     .10      .03
                                          ------------------------------------------------------
 Total income from
 investment operations                         .12      .87      .51      .28      .77      .76
------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income         (.23)    (.58)    (.61)    (.62)    (.68)    (.71)
 Dividends in excess of net investment
 income                                         --       --       --       --     (.02)      --
 Tax return of capital distribution             --       --       --       --       --     (.01)
                                          ------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                              (.23)    (.58)    (.61)    (.62)    (.70)    (.72)
------------------------------------------------------------------------------------------------
 Net asset value, end of period           $  10.11 $  10.22 $   9.93 $  10.03 $  10.37 $  10.30
                                          ======================================================

================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)          1.21%    8.98%    5.33%    2.78%    7.70%    7.62%
------------------------------------------------------------------------------------------------

================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands) $913,793 $786,012 $627,495 $734,407 $634,677 $524,508
------------------------------------------------------------------------------------------------
 Average net assets (in thousands)        $843,461 $681,977 $673,323 $696,607 $584,171 $443,514
------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                        4.98%   4.96%(1)  6.46%    6.23%    6.52%    7.13%
 Expenses                                     0.89%   0.85%     0.83%    0.84%    0.82%(4) 0.87%(4)
------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        94%     97%      121%     141%     161%      68%



1. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                    $.53
Net realized and unrealized gain          .34
Net investment income ratio              5.25%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



15     OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS  Continued
-------------------------------------------------------------------------------------------------

                                        SIX MONTHS                                         YEAR
                                             ENDED                                        ENDED
                                    MARCH 31, 2002                                    SEPT. 30,
 CLASS B                               (UNAUDITED)     2001     2000     1999     1998      1997
=================================================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
 Net asset value, beginning of period       $10.22   $ 9.93    $10.02  $10.37   $10.30   $10.26
-------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                         .21      .43(1)   .57      .56      .60      .66
 Net realized and unrealized gain (loss)      (.13)     .36(1)  (.12)    (.37)     .09      .02
                                            -----------------------------------------------------
 Total income from
 investment operations                         .08      .79      .45      .19      .69      .68
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders
 Dividends from net investment income         (.20)    (.50)    (.54)    (.54)    (.60)    (.63)
 Dividends in excess of net investment
 income                                         --       --       --       --     (.02)      --
 Tax return of capital distribution             --       --       --       --       --     (.01)
                                            -----------------------------------------------------
 Total dividends and/or distributions
 to shareholders                              (.20)    (.50)    (.54)    (.54)    (.62)    (.64)
-------------------------------------------------------------------------------------------------
 Net asset value, end of period             $10.10   $10.22    $ 9.93  $10.02   $10.37   $10.30
                                            =====================================================

=================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)          0.74%    8.17%    4.64%    1.91%    6.90%    6.82%
-------------------------------------------------------------------------------------------------

=================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands) $476,461 $425,088 $329,877 $399,692 $277,381 $183,476
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)        $456,291 $353,905 $360,003 $351,099 $210,362 $171,496
-------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                        4.22%    4.20%(1) 5.70%    5.48%    5.76%    6.39%
 Expenses                                     1.65%    1.60%    1.59%    1.59%    1.58%(4) 1.62%(4)
-------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        94%      97%     121%     141%     161%      68%



1. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                    $.45
Net realized and unrealized gain          .34
Net investment income ratio              4.49%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



16     OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                        SIX MONTHS                                         YEAR
                                             ENDED                                        ENDED
                                    MARCH 31, 2002                                    SEPT. 30,
 CLASS C                               (UNAUDITED)     2001     2000     1999     1998(1)  1997
=================================================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
 Net asset value, beginning of period       $10.20   $ 9.92   $10.01   $10.35   $10.29   $10.25
-------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                         .21      .44(2)   .57      .56      .59      .66
 Net realized and unrealized gain (loss)      (.12)     .34(2)  (.12)    (.36)     .09      .02
                                            -----------------------------------------------------
 Total income from
 investment operations                         .09      .78      .45      .20      .68      .68
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income         (.20)    (.50)    (.54)    (.54)    (.61)    (.63)
 Dividends in excess of net investment
 income                                         --       --       --       --     (.01)      --
 Tax return of capital distribution             --       --       --       --       --     (.01)
-------------------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                              (.20)    (.50)    (.54)    (.54)    (.62)    (.64)
-------------------------------------------------------------------------------------------------
 Net asset value, end of period             $10.09   $10.20   $ 9.92   $10.01   $10.35   $10.29
                                            =====================================================

=================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)          0.84%    8.08%    4.65%    2.01%    6.81%    6.83%
-------------------------------------------------------------------------------------------------

=================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands) $380,170 $248,537 $168,665 $210,616 $143,563 $ 73,559
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)        $319,637 $190,885 $184,442 $187,226 $100,604 $ 57,506
-------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                        4.19%    4.21%(2) 5.70%    5.47%    5.73%    6.35%
 Expenses                                     1.65%    1.60%    1.59%    1.59%    1.57%(5) 1.62%(5)
-------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        94%      97%     121%     141%     161%      68%



1. Per share amounts calculated on the average shares outstanding during the period.
2. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                    $.46
Net realized and unrealized gain          .32
Net investment income ratio              4.50%
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



17     OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                               SIX MONTHS    PERIOD
                                                                    ENDED     ENDED
                                                           MARCH 31, 2002 SEPT. 30,
 CLASS N                                                      (UNAUDITED)   2001(1)
====================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------
 Net asset value, beginning of period                              $10.21   $10.06
------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                .20      .32(2)
 Net realized and unrealized gain (loss)                             (.09)     .15(2)
                                                                   -----------------
 Total income from investment operations                              .11      .47
------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                (.22)    (.32)
 Dividends in excess of net investment income                          --       --
 Tax return of capital distribution                                    --       --
 Total dividends and/or distributions to shareholders                (.22)    (.32)
------------------------------------------------------------------------------------
 Net asset value, end of period                                    $10.10   $10.21
                                                                   =================

====================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                                 1.11%    4.74%
------------------------------------------------------------------------------------

====================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                          $7,013   $1,922
------------------------------------------------------------------------------------
 Average net assets (in thousands)                                 $3,891   $  597
------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                                               4.73%    5.29%(2)
 Expenses                                                            1.14%    0.87%
------------------------------------------------------------------------------------
 Portfolio turnover rate                                               94%      97%



1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                    $.33
Net realized and unrealized gain          .14
Net investment income ratio              5.58%
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



18     OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                              SIX MONTHS                              YEAR
                                                   ENDED                             ENDED
                                          MARCH 31, 2002                         SEPT. 30,
 CLASS Y                                     (UNAUDITED)     2001    2000     1999   1998(1)
============================================================================================
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $10.21  $  9.93   $10.03  $10.37  $10.33
--------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .27      .56(2)   .68     .66     .47
 Net realized and unrealized gain (loss)            (.14)     .33(2)  (.13)   (.34)    .06
                                                  ------------------------------------------
 Total income from
 investment operations                               .13      .89      .55     .32     .53
--------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.25)    (.61)    (.65)   (.66)   (.47)
 Dividends in excess of net investment income         --       --       --      --    (.02)
 Tax return of capital distribution                   --       --       --      --      --
                                                  ------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.25)    (.61)    (.65)   (.66)   (.49)
--------------------------------------------------------------------------------------------
 Net asset value, end of period                   $10.09  $ 10.21   $ 9.93  $10.03  $10.37
                                                  ==========================================

============================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                1.31%    9.19%    5.71%   3.15%   5.30%
--------------------------------------------------------------------------------------------

============================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $82,692  $42,527   $6,400  $   69  $    1
--------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $59,762  $22,239   $4,178  $    2  $    1
--------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                              5.36%    5.14%(2) 6.78%   6.75%   6.82%
 Expenses                                           0.52%    0.71%    0.51%   0.60%   0.43%(5)
--------------------------------------------------------------------------------------------
 Portfolio turnover rate                              94%      97%     121%    141%    161%



1. For the period from January 26, 1998 (inception of offering) to September 30, 1998.
2. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                    $.58
Net realized and unrealized gain          .31
Net investment income ratio              5.43%
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



19     OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------



================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Limited-Term Government Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current return and safety of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2002, the Fund had entered into net outstanding when-issued commitments of $380,917,086.



20     OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

    In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.
    Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of March 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $32,423,563. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.



21     OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------


================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 As of September 30, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

            EXPIRING
            --------------------------
               2007        $10,940,944
               2008         11,073,650
               2009         18,671,218
                           -----------
              Total        $40,685,812
                           ===========

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



22     OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  SIX MONTHS ENDED                YEAR ENDED
                                   MARCH 31, 2002            SEPTEMBER 30, 2001(1)
                                SHARES        AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------
 CLASS A
 Sold                       30,334,392  $308,874,774     63,536,906   $638,280,905
 Dividends and/or
 distributions reinvested    1,482,940    15,103,441      3,006,741     30,225,706
 Redeemed                  (18,313,918) (186,477,537)   (52,786,036)  (529,836,343)
                           --------------------------------------------------------
 Net increase               13,503,414  $137,500,678     13,757,611   $138,670,268
                           ========================================================

-----------------------------------------------------------------------------------
 CLASS B
 Sold                       13,123,704  $133,662,817     18,215,565   $183,440,362
 Dividends and/or
 distributions reinvested      643,391     6,550,004      1,273,189     12,798,728
 Redeemed                   (8,214,684)  (83,602,984)   (11,091,261)  (111,336,106)
                           --------------------------------------------------------
 Net increase                5,552,411  $ 56,609,837      8,397,493   $ 84,902,984
                           ========================================================

-----------------------------------------------------------------------------------
 CLASS C
 Sold                       18,905,814  $192,302,654     13,360,526   $134,260,826
 Dividends and/or
 distributions reinvested      435,688     4,427,065        671,953      6,745,199
 Redeemed                   (6,016,570)  (61,144,818)    (6,671,778)   (66,852,037)
                           --------------------------------------------------------
 Net increase               13,324,932  $135,584,901      7,360,701   $ 74,153,988
                           ========================================================

-----------------------------------------------------------------------------------
 CLASS N
 Sold                          653,299   $ 6,633,835        193,366   $  1,945,897
 Dividends and/or
 distributions reinvested        8,084        81,698          1,984         18,941
 Redeemed                     (155,121)   (1,570,196)        (7,108)       (71,484)
                           --------------------------------------------------------
 Net increase                  506,262   $ 5,145,337        188,242   $  1,893,354
                           ========================================================

-----------------------------------------------------------------------------------
 CLASS Y
 Sold                        4,598,577   $46,739,196      4,241,017   $ 42,632,874
 Dividends and/or
 distributions reinvested        1,301        13,225            358          3,645
 Redeemed                     (573,963)   (5,817,027)      (719,962)    (7,226,634)
                           --------------------------------------------------------
 Net increase                4,025,915   $40,935,394      3,521,413   $ 35,409,885
                           ========================================================




 1. For the year ended September 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to September 30, 2001, for Class N shares.



23     OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2002, were $2,083,848,035 and $1,839,413,289, respectively.


================================================================================
 4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $100 million of average annual net assets of the Fund, 0.45% of the next $150 million, 0.425% of the next $250 million, and 0.40% of average annual net assets in excess of $500 million. Effective June 30, 2002, performance must reach the third quintile of the Lipper peer group. At that time, if performance is in the fourth or fifth quintile of the Lipper peer group, as the case may be, the Manager will waive 0.05% or 0.10%, of management fees. The waiver is voluntary and may be terminated by the Manager at any time. The Fund's management fee for the six months ended March 31, 2002 was an annualized rate of 0.41%.

--------------------------------------------------------------------------------
 ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------

 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001 and for all other classes, 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.



24     OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                  AGGREGATE         CLASS A   CONCESSIONS    CONCESSIONS    CONCESSIONS    CONCESSIONS
                  FRONT-END       FRONT-END    ON CLASS A     ON CLASS B     ON CLASS C     ON CLASS N
              SALES CHARGES   SALES CHARGES        SHARES         SHARES         SHARES         SHARES
 SIX MONTHS      ON CLASS A     RETAINED BY   ADVANCED BY    ADVANCED BY    ADVANCED BY    ADVANCED BY
 ENDED               SHARES     DISTRIBUTOR   DISTRIBUTOR(1) DISTRIBUTOR(1) DISTRIBUTOR(1) DISTRIBUTOR(1)
---------------------------------------------------------------------------------------------------------
 March 31, 2002  $2,105,878        $585,441      $270,255     $2,455,781     $1,446,503        $62,907

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                           CLASS A        CLASS B        CLASS C        CLASS N
                        CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                          DEFERRED       DEFERRED       DEFERRED       DEFERRED
                     SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
 SIX MONTHS            RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
 ENDED                 DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------
 March 31, 2002            $24,089       $449,650        $83,451            $65

 The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
 CLASS A SERVICE PLAN FEES. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended March 31, 2002, payments under the Class A plan totaled $1,012,428, all of which were paid by the Distributor to recipients, and included $63,206 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.



25     OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------



================================================================================
 4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the six months ended March 31, 2002, were as follows:

                                                                 DISTRIBUTOR'S
                                                  DISTRIBUTOR'S      AGGREGATE
                                                      AGGREGATE   UNREIMBURSED
                                                   UNREIMBURSED  EXPENSES AS %
                   TOTAL PAYMENTS AMOUNT RETAINED      EXPENSES  OF NET ASSETS
                       UNDER PLAN  BY DISTRIBUTOR    UNDER PLAN       OF CLASS
-------------------------------------------------------------------------------
 Class B Plan          $2,273,767      $1,849,074    $8,222,068           1.73%
 Class C Plan           1,590,217         712,404     7,715,109           2.03
 Class N Plan               9,167           9,268       162,183           2.31


================================================================================
 5. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.



26     OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of March 31, 2002, the Fund had outstanding futures contracts as follows:

                                                                          UNREALIZED
                            EXPIRATION     NUMBER OF  VALUATION AS OF   APPRECIATION
 CONTRACT DESCRIPTION            DATES     CONTRACTS   MARCH 31, 2002 (DEPRECIATION)
------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 90-Day Euro                   6/16/03           450     $106,880,625    $  (25,313)
                                                                         -----------

 CONTRACTS TO SELL
 U.S. Long Bond                6/19/02         1,319      129,468,094       442,313
 U.S. Treasury Nts., 2 yr.     6/27/02           563      116,312,281       125,860
 U.S. Treasury Nts., 5 yr.     6/19/02         1,421      147,406,547       456,375
 U.S. Treasury Nts., 10 yr.    6/19/02           718       73,561,344       (73,844)
                                                                         -----------
                                                                            950,704
                                                                         -----------
                                                                           $925,391
                                                                         ===========


================================================================================
 6. OPTION ACTIVITY
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a



27     OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


================================================================================
 6. OPTION ACTIVITY Continued
 put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
 Written option activity for the six months ended March 31, 2002 was as follows:

                                        CALL OPTIONS                      PUT OPTIONS
--------------------------------------------------------------------------------------
                     PRINCIPAL (000S)/               PRINCIPAL (000S)/
                             NUMBER OF     AMOUNT OF         NUMBER OF      AMOUNT OF
                             CONTRACTS      PREMIUMS         CONTRACTS       PREMIUMS
--------------------------------------------------------------------------------------
 Options outstanding as of
 September 30, 2001                 --   $        --            18,000     $   47,850
 Options written              (180,000)     (891,021)          243,000      1,140,506
 Options closed or expired     180,000       891,021          (138,000)      (544,350)
 Options exercised                  --            --           (18,000)       (79,725)
                             ---------------------------------------------------------
 Options outstanding as of
 March 31, 2002                     --   $        --           105,000     $  564,281
                             =========================================================


================================================================================
 7. ILLIQUID SECURITIES
 As of March 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of March 31, 2002 was $796,525, which represents 0.04% of the Fund's net assets.


================================================================================
 8. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the six months ended or at March 31, 2002.



28     OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------



================================================================================
 OFFICERS AND TRUSTEES  James C. Swain, Trustee, CEO and Chairman of the Board
                        John V. Murphy, Trustee and President
                        William L. Armstrong, Trustee
                        Robert G. Avis, Trustee
                        George C. Bowen, Trustee
                        Edward L. Cameron, Trustee
                        Jon S. Fossel, Trustee
                        Sam Freedman, Trustee
                        C. Howard Kast, Trustee
                        Robert M. Kirchner, Trustee
                        F. William Marshall, Jr., Trustee
                        Robert G. Zack, Vice President and Secretary
                        Brian W. Wixted, Treasurer
                        Katherine P. Feld, Assistant Secretary
                        Kathleen T. Ives, Assistant Secretary
                        Denis R. Molleur, Assistant Secretary


================================================================================
 INVESTMENT ADVISOR     OppenheimerFunds, Inc.


================================================================================
 DISTRIBUTOR            OppenheimerFunds Distributor, Inc.


================================================================================
 TRANSFER AND SHAREHOLDER  OppenheimerFunds Services
 SERVICING AGENT


================================================================================
 CUSTODIAN OF           Citibank, N.A.
 PORTFOLIO SECURITIES


================================================================================
 INDEPENDENT AUDITORS   Deloitte & Touche LLP


================================================================================
 LEGAL COUNSEL          Myer, Swanson, Adams & Wolf, P.C.

                        The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                        OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018


                        (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.



29     OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

INFORMATION AND SERVICES
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
TICKER SYMBOLS  Class A: OPGVX  Class B: OGSBX  Class C: OLTCX
                Class N: OLTNX  Class Y: OLTYX
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[LOGO OMITTED]
OPPENHEIMERFUNDS[R]
Distributor, Inc.


RS0855.001.0302     May 30, 2002